Schedule of Stock-based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense			$ 878,000	$ 118,000	$ 231,000	$ 1,067,000
Total stock-based compensation expense	$ 52,000	$ 53,000	107,000	118,000	231,000	1,067,000
Cost of Revenue [Member]
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense	5,000	4,000	10,000	10,000
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense	37,000	40,000	74,000	78,000
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense	6,000	1,000	16,000	11,000
Location, Statement of Income, Balance [Axis]: us-gaap:SellingAndMarketingExpense
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense	$ 4,000	$ 8,000	$ 7,000	$ 19,000
General and Administrative Expense [Member]
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense					154,000	723,000
Cost of Revenues [Member]
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense					21,000	44,000
Selling and Marketing Expense [Member]
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense					38,000	170,000
Research and Development Expense [Member]
StockBasedCompensationExpenseLineItems [Line Items]
Total stock-based compensation expense					$ 18,000	$ 130,000